Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,300,000.00
Total Fee Amount	6,255.93
Total Offset Amount	0.00
Net Fee	$ 6,255.93
Offering Table N/A
Offset Table N/A	N/A